Statement of Changes in Net Assets Available for Benefits - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Participants	$ 1,850,973,142	$ 1,709,701,770
Employers	1,410,253,989	1,261,974,961
Rollovers	332,588,682	386,997,353
Total contributions	3,593,815,813	3,358,674,084
Investment income:
Interest income	232,087,142	229,195,929
Net appreciation in fair value of investments	9,321,987,675	8,081,983,060
Net increase in investment income	9,808,865,324	8,545,396,480
Interest income on notes receivable from participants	42,807,890	39,473,677
Total additions, net	13,445,489,027	11,943,544,241
Deductions:
Benefits paid to participants	4,276,659,525	3,580,000,204
Administrative expenses	21,847,283	21,837,335
Total deductions	4,298,506,808	3,601,837,539
Net change during the year	9,146,982,219	8,341,706,702
Net assets available for benefits, beginning of year	52,369,173,291	44,027,466,589
Net assets available for benefits, end of year	61,516,155,510	52,369,173,291
JPMorgan Chase & Co. common stock
Investment income:
Dividend income	191,157,851	170,471,488
Other
Investment income:
Dividend income	$ 63,632,656	$ 63,746,003